Related parties	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The parties related to Grupo Santander are deemed to include, in addition to its subsidiaries, associates and joint ventures, Banco Santander’s key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.
Following is a detail of the transactions performed by Grupo Santander with its related parties in the first six months of 2023 and 2022, distinguishing between significant shareholders, members of Banco Santander’s board of directors, Banco Santander’s executive vice presidents, Grupo Santander entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2023
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	79	—	79
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	57	—	57
	—	—	136	—	136
Income
Finance income	—	—	188	3	191
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	709	1	710
	—	—	897	4	901

	EUR million
	30-06-2023
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	2	376	(199)	179
Financing agreements: loans and capital contributions (borrower)	—	—	(29)	7	(22)
Guarantees provided	—	—	—	680	680
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	51	3	54
Dividends and other distributed profit	—	1	—	10	11
Other transactions	—	—	36	—	36

	EUR million
	30-06-2023
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	13	9,687	256	9,956
Other collection rights	—	—	969	—	969
	—	13	10,656	256	10,925
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	21	3,210	115	3,346
Other payment obligations	—	—	358	—	358
	—	21	3,568	115	3,704

	EUR million
	30-06-2022
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	16	—	16
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	197	—	197
	—	—	213	—	213
Income
Finance income	—	—	71	—	71
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	683	1	684
	—	—	754	1	755

	EUR million
	30-06-2022
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	715	26	741
Financing agreements: loans and capital contributions (borrower)	—	9	362	40	411
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(12)	(2)	(14)
Dividends and other distributed profit	—	1	—	9	10
Other transactions	—	—	(106)	—	(106)

	EUR million
	31-12-2022
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	13	9,311	455	9,779
Other collection rights	—	—	946	—	946
	—	13	10,257	455	10,725
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	22	3,239	109	3,370
Other payment obligations	—	—	372	—	372
	—	22	3,611	109	3,742